Available-for-sale Investments	12 Months Ended
Dec. 31, 2011
Available-for-sale Investments

6. Available-for-sale Investments

The cost, gross unrealized gains and fair value of available-for-sale securities as of December 31, 2010 and 2011 are as follows:

	Cost or Carrying Value		Gross Unrealized Losses		Fair Value
	(In millions of Korean Won)
As of December 31, 2010
Current portion of available-for-sale: ELS fund (accounted for at fair value under ASC 825)	(Won)	5,000	(Won)	—	(Won)	5,000
Non-current portion of available-for-sale: Public bond		21		1		20

	(Won)	5,021	(Won)	1	(Won)	5,020

As of December 31, 2011
Current portion of available-for-sale:	(Won)	—	(Won)	—	(Won)	—
Non-current portion of available-for-sale:	(Won)	—	(Won)	—	(Won)	—

From 2009 to 2010, the Company invested (Won)5,000 million each year in the Equity-Linked Securities fund (“ELS fund”), which is comprised of bonds, marketable equity securities and trust funds as of December 31, 2010. These investments are classified as short-term available for sale investments on the balance sheet. The fair value of bonds is derived based on quoted prices in active markets, the fair value of marketable securities is derived based on quoted prices in active exchange markets, and the fair value of the trust funds is derived based on quoted prices in markets that are not active or other inputs that are observable. The trust fund portion of these investments contains an embedded derivative. The Company has determined it is not practical to bifurcate the embedded derivative and account for separately. In accordance with ASC 825 the Company has elected the fair value option to account for these investments and has assessed the fair value of the instruments as a whole. In 2011, the Company sold ELS fund, which was invested in 2010 and public bonds, which were non-current available-for-sale securities.